SA Multi-Managed International Equity Portfolio Annual Fund Operating Expenses - SA Multi-Managed International Equity Portfolio	Mar. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	1.08%
Fee Waiver or Reimbursement	(0.04%)	[1]
Net Expenses (as a percentage of Assets)	1.04%	[1]
Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	1.23%
Fee Waiver or Reimbursement	(0.04%)	[1]
Net Expenses (as a percentage of Assets)	1.19%	[1]
Class 3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	1.33%
Fee Waiver or Reimbursement	(0.04%)	[1]
Net Expenses (as a percentage of Assets)	1.29%	[1]

[1]	Pursuant to a Master Advisory Fee Waiver Agreement, SunAmerica Asset Management, LLC (“SunAmerica”) contractually agreed to waive a portion of its advisory fee for the Portfolio so that the advisory fee on average daily net assets payable to SunAmerica equals 0.91% on the first $250 million, 0.86% on the next $250 million, and 0.81% above $500 million. This agreement may be modified or discontinued prior to July 31, 2026 only with the approval of the Board of Trustees (the “Board”) of Seasons Series Trust (the “Trust”), including a majority of the trustees of the Board who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.